Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating Activities:
Net income	$ (1,180)	$ 2,706	$ 4,465	$ 2,287
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	107	86	184	133
Noncash lease costs	124	304	232	0
Stock-based compensation	74	14	47	20
Penalties and waived penalties on dividends	0	6	6	47
Extinguishment of U.K. cumulative translation adjustment			0	64
Changes in operating assets and liabilities:
Accounts receivable	499	(738)	401	(1,005)
Inventories	0	0	0	15
Prepaid expenses and other assets	(234)	(234)	(61)	(2)
Accounts payable and accrued expenses	(64)	(66)	(496)	421
Deferred revenue	(352)	179	(488)	598
Net cash provided by operating activities	(1,026)	2,257	4,290	2,578
Investing Activities:
Purchases of property and equipment	(62)	(168)	(260)	(202)
Net cash used in investing activities	(62)	(168)	(260)	(202)
Financing Activities:
Proceeds from PPP loan payable	629	0
Borrowings on loan from officer			0	150
Payments on loan from officer	0	(1,815)	(1,815)	(1,200)
Payments of dividends	(67)	(644)	(714)	0
Principal payments on capital lease equipment	(21)	(31)	(58)	(66)
Proceeds from stock options exercised	85	226	239	168
Net cash used in financing activities	626	(2,264)	(2,348)	(948)
Net increase in cash and cash equivalents	(462)	(175)	1,682	1,428
Cash and cash equivalents at beginning of year	3,334	1,652	1,652	224
Cash and cash equivalents at end of year	2,872	1,477	3,334	1,652
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid on leased assets			4	3
Interest paid on loan from officer			513	0
Income taxes paid			0	0
SUPPLEMENTAL DISCLOSURE OF NON CASH FINANCING ACTIVITIES:
Preferred stock dividends accrued	66	68
Purchase of equipment through capital lease	$ 96	$ 0	$ 0	$ 128